Line of Credit - Bank (Details) - USD ($)	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Line of Credit - Bank (Textual)
Balance of the line of credit	$ 38,648	$ 38,048	$ 41,609	$ 44,556
Line of credit available	11,352		$ 8,391
Revolving Line of Credit [Member]
Line of Credit - Bank (Textual)
Revolving line of credit	$ 50,000
Line bears interest, description	The line bears interest at a fluctuating rate equal to the prime rate plus 4.25%.
Debt interest rate	9.25%		7.50%	9.25%